Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements for Prior Year (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Asset	$ 4,702	$ 96
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,251	5,210
Derivative financial instruments liability	0	(984)
Asset	$ 461	96
Cross-currency swaps | One to two years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		7,602
Derivative financial instruments liability		(1,377)
Asset		0
Cross-currency swaps | Two to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		13,633
Derivative financial instruments liability		(803)
Asset		0
Cross-currency swaps | Four to five years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		507
Derivative financial instruments liability		(51)
Asset		$ 0